BUSINESS COMBINATIONS	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 3 - BUSINESS COMBINATIONS

Acquisition of GEOS IP Assets: On May 24, 2012, we acquired all of the common stock and all of the preferred stock of GEOS Communications IP Holdings, Inc. (“GEOS”) pursuant to the Stock Purchase Agreement between Augme and GEOS and other parties.  By acquiring the GEOS stock, we acquired five U. S. patents covering Voice over Internet Protocol (“VoIP”) and other mobility inventions and seven U.S. patent applications and 18 pending international patent applications covering related invention families within the field of mobile VoIP.

We determined that the GEOS assets acquired did not constitute a business as defined under ASC Topic 805 on the basis that the GEOS assets were not an integrated set of activities or assets that were capable of being conducted or managed in a manner that would provide economic benefits or return to us.  As a result, we accounted for this acquisition as an asset purchase.  The total consideration paid has been allocated to the intangible assets acquired based upon their relative fair values at the date of acquisition.

The fair value of the consideration given for the acquisition of the GEOS stock was $4.2 million, which included $355,000 in cash and $3.8 million in our common stock (1,860,465 shares at a price of $2.05 per share). During the year ended February 28, 2013, we recorded an increase to the carrying value of the patents on our balance sheet of $2.6 million related to the income tax provision impacts of differences between the book and tax basis of the acquired assets, and a corresponding income tax benefit on our statement of operations, due to the reduction in the deferred income tax asset valuation allowance.

Acquisition of Hipcricket, Inc. Assets:  On August 25, 2011, we completed our acquisition of the business and substantially all of the assets of Hipcricket, Inc. pursuant to the Amended and Restated Asset Purchase Agreement dated August 25, 2011 between Augme and Hipcricket. We accounted for the acquisition as a business combination.

The estimated fair value of the acquisition consideration was $62.8 million that included a 12-month earn-out payment to Hipcricket stockholders and employees, which if achieved was estimated to be no less than $15.0 million and as high as $27.5 million. The amount of contingent consideration was based on the amount of revenue recognized in the earn-out period and could be paid in our common stock or a combination of common stock and cash at our discretion, provided that the transaction remained a tax-free reorganization. The contingent consideration recorded at the time of the acquisition was $23.3 million plus the seller tax liabilities of $2.0 million, resulting in an aggregate liability on the transaction date of $25.2 million. The $2.0 million was paid during the quarter ended May 31, 2012.

The earn-out period ended on August 25, 2012, which was the measurement date of the contingent consideration obligation.  The earn-out payment was calculated to be $22.0 million, and we recognized a gain of $2.0 million resulting from the reduction of the actual consideration due, compared to management’s previous estimates.  The gain is included within other income on the 2013 statement of operations.

As partial satisfaction of the contingent consideration payments, we paid approximately 50% of the outstanding obligation using shares of our common stock. We issued a total of 5.5 million shares of our common stock as payment of approximately $11.0 million in contingent consideration to the former Hipcricket stockholders. The number of common shares issued was calculated using a $2.00 per share “floor” price, as defined in the agreement. The market price of our common stock on August 25, 2012 was $1.48.  The difference between the floor price used to calculate the number of shares to be issued, and the actual price of $1.48 on the measurement date, resulted in a reduction of the estimated consideration payment of $2.9 million, which is included in other income on the 2013 statement of operations.

On November 2, 2012, we issued 3.7 million shares of our common stock, net of tax withholding, for substantially all of the remaining contingent consideration obligation. The difference between the $2.00 per share price used to calculate the number of shares to be issued, and the actual price of the shares of $0.65 on the date we issued the shares, resulted in a reduction in the acquisition consideration payment of $7.3 million which amount is in other income on the 2013 statement of operations.